Retirement-Related Benefits - Contributions and Direct Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement-Related Benefits
Total	$ 1,847	$ 1,962
Trust for Benefit of Employees
Retirement-Related Benefits
Contributions by employer - Noncash	682	557
Non-U.S. DB plans
Retirement-Related Benefits
Total	57	103
Multi-employer plans
Retirement-Related Benefits
Total	13	15
DC plans
Retirement-Related Benefits
Total	991	924
Direct benefit payments
Retirement-Related Benefits
Total	552	576
Other Postretirement Benefits Plan
Retirement-Related Benefits
Total	233	344
Other Postretirement Benefits Plan | Non-U.S. DB plans
Retirement-Related Benefits
Contributions by employer - Noncash	$ 256	$ 349